CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Mar. 31, 2023 CAD ($)	Mar. 31, 2022 CAD ($)
Condensed Carve out Consolidated Interim Statements of Cash Flows
Net loss	$ (4,238,471)	$ (2,319,932)
Non-cash adjustment:
Share based compensation	292,756	414,574
Changes in working capital:
Other receivables	(152,778)	124,911
Prepaids	(97,547)	160
Accounts payable and accrued liabilities	2,258,967	36,910
Cash used in operating activities	(1,937,073)	(1,743,377)
Increase in restricted cash		(40,000)
Cash provided from investing activities		(40,000)
Amounts advanced from/(to) parent	1,551,744	(2,031,964)
Cash provided from financing activities	1,551,744	(2,031,964)
Change in cash and cash equivalents	(385,329)	(3,815,341)
Cash and cash equivalents, beginning of period	2,191,095	6,006,436
Cash and cash equivalents, end of period	$ 1,805,766	$ 2,191,095